TAXATION - Aggregate Amount and Per Share Effect of Reduction of CIT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
The aggregate amount of effect	¥ 57,373,029	¥ 57,284,294	¥ 36,268,723
Per share effect - basic	¥ 0.34	¥ 0.37	¥ 0.28
Per share effect - diluted	¥ 0.34	¥ 0.37	¥ 0.27